As filed with the U. S. Securities and Exchange Commission on ^ December 12, 2007

1940 Act Registration No. 811-22118

1933 Act File No. 333-145984

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ^ 2	☒
Post-Effective Amendment No.	☐
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. ^ 2	☒
(Check appropriate box or boxes)

DREMAN CONTRARIAN FUNDS

(Exact Name of Registrant as Specified in Charter)

c/o Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46204

(Address of Principal Executive Offices) (Zip Code)

(800) 247-1014

(Registrant’s Telephone Number, Including Area Code)

E. Clifton Hoover, Jr., Secretary

c/o Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46204

(Name and Address of Agent for Service of Process)

Please send copies of all communications to:

Steven M. Felsenstein, Esq.

c/o Greenberg Traurig, LLP

2700 Two Commerce Square

2001 Market Street

Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective:

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered: Shares of beneficial interest

This Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A is being filed solely to provide certain undertakings to the U.S. Securities and Exchange Commission (the “SEC”) in connection with its audited financial statements.

The Registrant’s prospectuses and Statements of Additional Information, each of which were filed with the SEC, are incorporated herein by reference to Parts A and Parts B of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-145984/811-22118) as filed with the SEC on November 14, 2007.

PART C – OTHER INFORMATION

Item 23.	Exhibits.
(a)	Declaration of Trust.
(1)

Certificate of Trust of Dreman Contrarian Funds (the “Registrant”) dated July 31, 2007, as filed with the Secretary of State of Delaware on July 31, 2007, is incorporated herein by reference to Exhibit No. 23(a)(1) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-145984/811-22118) as filed with the U. S. Securities and Exchange Commission (the “SEC”) on September 11, 2007 (the “Initial Form N-1A”).

(2)	Agreement and Declaration of Trust dated July 31, 2007, is incorporated herein by reference to Exhibit No. 23(a)(2) of the Initial Form N-1A.
(b)	By-Laws.

The By-Laws of the Registrant, are incorporated herein by reference to Exhibit No. 23(b) of the Initial Form N-1A..

(c)	Instruments Defining Rights of Security Holders.
(1)

See Article II; Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant’s Agreement and Declaration of Trust dated July 31, 2007, which is incorporated herein by reference to Exhibit 23(a)(2) of the Initial Form N-1A.

(2)	See Article IV; Article V; and Article VI of the Registrant’s By-Laws, which are incorporated herein by reference to Exhibit 23(b) of the Initial Form N-1A.
(d)	Investment Advisory Contracts.
(1)

Form of Investment Advisory Agreement dated October ___, 2007 between Dreman Value Management, LLC (the “Advisor”) and the Registrant, on behalf of the Dreman Contrarian Large Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(d)(1) of the Initial Form N-1A.

(2)

Form of Investment Advisory Agreement dated October ___, 2007 between the Advisor and the Registrant, on behalf of the Dreman Contrarian Mid Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(d)(2) of the Initial Form N-1A.

(3)

Form of Investment Advisory Agreement dated October ___, 2007 between the Advisor and the Registrant, on behalf of the Dreman Contrarian Small Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(d)(3) of the Initial Form N-1A.

(4)

Form of Investment Advisory Agreement dated October ___, 2007 between the Advisor and the Registrant, on behalf of the Dreman Quantitative Large Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(d)(4) of the Initial Form N-1A.

(5)

Form of Investment Advisory Agreement dated October ___, 2007 between the Advisor and the Registrant, on behalf of the Dreman Quantitative Mid Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(d)(5) of the Initial Form N-1A.

(6)

Form of Investment Advisory Agreement dated October ___, 2007 between the Advisor and the Registrant, on behalf of the Dreman Quantitative Small Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(d)(6) of the Initial Form N-1A.

(e)	Underwriting Contracts.
(1)

Form of Distribution Agreement dated October ___, 2007 between Unified Financial Securities, Inc. (the “Distributor”) and the Registrant, is incorporated herein by reference to Exhibit No. 23(e)(1) of the Initial Form N-1A.

(2)	Form of Selling Dealer Agreement, is incorporated herein by reference to Exhibit No. 23(e)(2) of the Initial Form N-1A.
(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	Custodian Agreements.

Form of Custody Agreement dated October ___, 2007 between Huntington National Bank and the Registrant, is incorporated herein by reference to Exhibit No. 23(g) of the Initial Form N-1A.

(h)	Other Material Contracts.
(1)	Fund Accounting, Administration, Transfer Agency and Anti-Money Laundering Agreement.

Form of Mutual Fund Services Agreement dated October ___, 2007 between Unified Fund Services, Inc. (“Unified”) and the Registrant, is incorporated herein by reference to Exhibit No. 23(h)(1) of the Initial Form N-1A.

(2)	Operating Expenses Agreements.
(a)

Form of Operating Expenses Agreement dated October ___, 2007 between the Advisor and the Registrant, on behalf of the Dreman Contrarian Large Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(h)(2)(a) of the Initial Form N-1A.

(b)

Form of Operating Expenses Agreement dated October ___, 2007 between the Advisor and the Registrant, on behalf of the Dreman Contrarian Mid Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(h)(2)(b) of the Initial Form N-1A.

(c)

Form of Operating Expenses Agreement dated October ___, 2007 between the Advisor and the Registrant, on behalf of the Dreman Contrarian Small Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(h)(2)(c) of the Initial Form N-1A.

(d)

Form of Operating Expenses Agreement dated October ___, 2007 between the Advisor and the Registrant, on behalf of the Dreman Quantitative Large Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(h)(2)(d) of the Initial Form N-1A.

(e)

Form of Operating Expenses Agreement dated October ___, 2007 between the Advisor and the Registrant, on behalf of the Dreman Quantitative Mid Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(h)(2)(e) of the Initial Form N-1A.

(f)

Form of Operating Expenses Agreement dated October ___, 2007 between the Advisor and the Registrant, on behalf of the Dreman Quantitative Small Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(h)(2)(f) of the Initial Form N-1A.

(i)	Legal Opinion.

Opinion and consent of Greenberg Traurig, LLP is incorporated herein by reference to Exhibit No. 23(i) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-145984/811-22118) as filed with the SEC on November 14, 2007.

(j)	Other Opinions.

(1) Consent of Cohen Fund Audit Services, Ltd. is to be filed by amendment.

(2)Consent of Greenberg Traurig, LLP.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Not applicable. The Trust will be capitalized from the proceeds of the shell reorganization of the assets and liabilities of the Dreman Contrarian Large Cap Value Fund, Dreman Contrarian Mid Cap Value Fund, Dreman Contrarian Small Cap Value Fund, Dreman Quantitative Large Cap Value Fund, Dreman Quantitative Mid Cap Value Fund and Dreman Quantitative Small Cap Value Fund (collectively, the “Predecessor Funds”), each a series of shares of Unified Series Trust (SEC File Nos. 333-100654/811-21237) into corresponding series of the Registrant.

(m)	Rule 12b-1 Plans.

Form of Distribution Plan and related agreement for the Registrant, is incorporated herein by reference to Exhibit No. 23(m) of the Initial Form N-1A.

(n)	Rule 18f-3 Plan.

Rule 18f-3 Plan, is incorporated herein by reference to Exhibit No. 23(n) of the Initial Form N-1A.

(o)	Reserved.
(p)	Codes of Ethics.
(1)	Code of Ethics of the Registrant, is incorporated herein by reference to Exhibit No. 23(p)(1) of the Initial Form N-1A.
(2)	Code of Ethics of the Advisor, is incorporated herein by reference to Exhibit No. 23(p)(2) of the Initial Form N-1A.
(3)	Code of Ethics of the Distributor, is incorporated herein by reference to Exhibit No. 23(p)(3) of the Initial Form N-1A.
Item 24.	Persons Controlled by or Under Common Control with the Registrant.

None.

Item 25.	Indemnification.

Indemnification of the Advisor, Distributor, Unified and Huntington National Bank (the Registrant’s Custodian) against certain stated liabilities is provided for in Section 5 of each Investment Advisory Agreement, Section 9 of the Distribution Agreement, Section 8 of the Mutual Fund Services Agreement, and Article VIII of the Custody Agreement. Each of these agreements are incorporated herein by reference to exhibits to the Registrant’s Initial Form N-1A.

The Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions.

Article VIII of the Registrant’s Agreement and Declaration of Trust, which is filed herewith as Exhibit 23 (a) (2) of the Registrant’s Registration Statement on Form N-1A, provides for the indemnification of Registrant’s trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U. S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Investment Advisor.

The Advisor is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”). The list required by this Item 26 of each officer, director or partner of the Advisor, together with any information as to any business, profession, vocation or employment of a substantial nature engaged in by each officer, director, employee, partner or trustee during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by the Advisor pursuant to the Advisers Act (SEC File No. 801-54255).

Item 27.	Principal Underwriters.
(a)

Unified Financial Securities, Inc. (the “Distributor”) is the principal underwriter of the Registrant’s shares of beneficial interest. The Distributor is the only principal underwriter of the Registrant. The Distributor also serves as a principal underwriter for the following investment companies: Unified Series Trust, American Pension Investors Trust, Dividend Growth Trust, Sparrow Funds, and TrendStar Investment Trust.

(b)

The information required by this Item 27(b) with respect to each director, officer or partner of the Distributor is incorporated herein by reference to Schedule A of Form BD filed by the Distributor with the U. S. Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-23508).

(c)	Not Applicable.
Item 28.	Location of Accounts and Records.
(a)

Dreman Value Management, LLC, c/o Contrarian Services Corp., Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311 (Registrant’s Certificate of Trust, Agreement and Declaration of Trust, By-Laws, Minute Books, and records relating to its function as investment adviser).

(b)	Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208 (records relating to its function as principal underwriter).
(c)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its function as custodian).
(d)

Unified Fund Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208 (records relating to its function as administrator, transfer agent, fund accounting agent and anti-money laundering agent).

Item 29.	Management Services.

None.

Item 30.	Undertakings.

^ The Registrant hereby undertakes to not commence a public offering of its shares until the closing date of the shell reorganization of the assets and liabilities of the Predecessor Funds, each a series of shares of Unified Series Trust (SEC File Nos. 333-100654/811-21237), into corresponding series of the Registrant, and the filing by the Registrant of a post-effective amendment to its registration statement on Form N-1A to include the required financial highlights, financial statements and performance history of each Predecessor Fund into the prospectus and Statements of Additional information of the Funds. That post-effective amendment filing shall be made pursuant to the provisions of Rule 485(b) under the Securities Act of 1933, as amended. In that filing, all appropriate consents from Cohen Fund Audit Services, Ltd. (f.k.a. Cohen McCurdy, Ltd.), the Registrant’s (and the Predecessor Funds’) Independent Registered Public Accounting Firm will be included.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. ^ 2 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Jersey City and the State of New Jersey on the ^ 12th day of ^ December, 2007.

DREMAN CONTRARIAN FUNDS

By: /s/ BORIS ONEFATER

Name:	Boris Onefater

Title: Chairman of the Board, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. ^ 2 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
/s/ BORIS ONEFATER Boris Onefater	Chairman of the Board, President and Chief Executive Officer	^ December 12, 2007

*Brian R. Bruce Brian R. Bruce	Trustee	^ December 12, 2007

*Dr. Robert B. Grossman Dr. Robert B. Grossman	Trustee	^ December 12, 2007

*Robert A. Miller Robert A. Miller	Trustee	^ December 12, 2007

/s/ J. MICHAEL LANDIS J. Michael Landis	Treasurer and Chief Financial Officer	^ December 12, 2007

/s/ JOHN C. SWHEAR *By: John C. Swhear, Attorney-in-fact pursuant to Powers of Attorney		^ December 12, 2007

DREMAN CONTRARIAN FUNDS

Power of Attorney

I hereby appoint John C. Swhear, J. Michael Landis and Tara Pierson, attorney for me and in my name and on my behalf to sign the Registration Statement on Form N-1A and any Post-Effective Amendment to the Registration Statement on Form N-1A of DREMAN CONTRARIAN FUNDS to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on August 15, 2007.

/s/ BRIAN R. BRUCE
Name: Brian R. Bruce
Title: Trustee

DREMAN CONTRARIAN FUNDS

Power of Attorney

I hereby appoint John C. Swhear, J. Michael Landis and Tara Pierson, attorney for me and in my name and on my behalf to sign the Registration Statement on Form N-1A and any Post-Effective Amendment to the Registration Statement on Form N-1A of DREMAN CONTRARIAN FUNDS to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on August 15, 2007.

/s/ ROBERT B. GROSSMAN
Name: Robert B. Grossman
Title: Trustee

DREMAN CONTRARIAN FUNDS

Power of Attorney

I hereby appoint John C. Swhear, J. Michael Landis and Tara Pierson, attorney for me and in my name and on my behalf to sign the Registration Statement on Form N-1A and any Post-Effective Amendment to the Registration Statement on Form N-1A of DREMAN CONTRARIAN FUNDS to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on August 15, 2007.

/s/ ROBERT A. MILLER
Name: Robert A. Miller
Title: Trustee

INDEX OF EXHIBITS

Exhibit No.	Exhibit
23 (j)(2)	Consent of Greenberg Traurig, LLP.